Quarterly Holdings Report
for

Fidelity® International Small Cap Fund

January 31, 2021

ISC-QTLY-0321
1.813082.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 3.9%
Flight Centre Travel Group Ltd. (a)	1,115,576	$12,004,312
GUD Holdings Ltd.	1,346,398	12,275,787
Imdex Ltd.	11,211,823	13,538,444
Inghams Group Ltd.	8,738,331	21,971,507
Nanosonics Ltd. (b)	1,887,880	9,868,836
National Storage (REIT) unit	10,079,389	14,713,061
Servcorp Ltd. (c)	5,841,864	12,768,883
SomnoMed Ltd. (b)	3,898,596	5,869,619

TOTAL AUSTRALIA		103,010,449

Austria - 1.7%
Mayr-Melnhof Karton AG	99,200	19,718,925
Wienerberger AG	697,000	23,717,475

TOTAL AUSTRIA		43,436,400

Belgium - 1.5%
Econocom Group SA	6,613,500	20,465,823
Fagron NV	650,800	16,111,478
Kinepolis Group NV (a)	34,379	1,410,157

TOTAL BELGIUM		37,987,458

Bermuda - 0.7%
Hiscox Ltd. (b)	1,388,120	17,771,658
Brazil - 0.6%
YDUQS Participacoes SA	2,516,400	15,430,277
Canada - 5.5%
CCL Industries, Inc. Class B	345,900	15,870,149
Computer Modelling Group Ltd. (a)	1,713,513	7,946,144
ECN Capital Corp.	2,798,200	14,879,969
Genesis Land Development Corp. (c)	2,969,722	4,598,279
Lassonde Industries, Inc. Class A (sub. vtg.)	162,199	22,095,848
McCoy Global, Inc. (a)(b)	1,328,570	540,259
North West Co., Inc.	575,700	14,573,145
Open Text Corp.	567,296	25,411,312
Richelieu Hardware Ltd.	290,500	8,512,246
TFI International, Inc. (Canada)	198,000	13,152,000
Total Energy Services, Inc.	610,400	1,479,758
Western Forest Products, Inc. (a)	13,914,875	13,710,845

TOTAL CANADA		142,769,954

Cayman Islands - 4.3%
ASM Pacific Technology Ltd.	969,100	14,136,679
Best Pacific International Holdings Ltd.	22,194,000	4,064,809
China Metal Recycling (Holdings) Ltd. (b)(d)	436,800	1
Haitian International Holdings Ltd.	2,811,000	10,169,742
Impro Precision Industries Ltd. (e)	15,697,300	6,377,518
Kangji Medical Holdings Ltd.	284,000	418,312
Kuaishou Technology (b)	49,900	740,141
Microport Cardioflow Medtech Corp. (b)	140,000	220,295
Pico Far East Holdings Ltd.	56,047,231	9,108,375
Precision Tsugami China Corp. Ltd.	12,908,453	14,351,513
SITC International Holdings Co. Ltd.	7,399,000	17,005,795
Tongdao Liepin Group (b)	1,610,400	3,942,268
Value Partners Group Ltd.	19,272,000	12,801,187
Xingda International Holdings Ltd.	66,561,755	18,371,929

TOTAL CAYMAN ISLANDS		111,708,564

China - 2.1%
Qingdao Port International Co. Ltd. (H Shares) (e)	26,985,000	15,592,532
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	2,835,595	14,496,154
TravelSky Technology Ltd. (H Shares)	5,318,000	11,879,890
Weifu High-Technology Group Co. Ltd. (B Shares)	7,339,586	13,754,772

TOTAL CHINA		55,723,348

Denmark - 0.6%
Spar Nord Bank A/S	1,697,026	15,534,243
Finland - 0.3%
Kamux Corp.	183,904	3,053,057
Nanoform Finland PLC	521,700	4,545,723
Olvi PLC (A Shares)	6,955	371,371

TOTAL FINLAND		7,970,151

France - 3.5%
Altarea SCA	95,008	15,841,802
Lectra	459,954	13,145,072
Maisons du Monde SA (b)(e)	931,407	16,332,964
The Vicat Group	421,492	18,132,732
Thermador Groupe SA	212,266	18,855,984
Virbac SA (b)	32,600	8,485,991

TOTAL FRANCE		90,794,545

Germany - 3.8%
DIC Asset AG	1,102,513	18,651,088
DWS Group GmbH & Co. KGaA (e)	301,300	11,813,913
JOST Werke AG (b)(e)	505,272	25,599,966
Takkt AG	1,456,530	18,276,694
Talanx AG	696,871	26,047,184

TOTAL GERMANY		100,388,845

Greece - 0.9%
Mytilineos SA	1,646,316	24,094,514
Hong Kong - 1.5%
Dah Sing Banking Group Ltd.	9,186,800	9,147,402
Far East Horizon Ltd.	11,712,000	12,084,739
Magnificent Hotel Investment Ltd.	316,412,000	4,489,127
Sino Land Ltd.	10,114,709	14,089,428

TOTAL HONG KONG		39,810,696

India - 3.5%
Cyient Ltd.	1,465,166	12,178,212
Embassy Office Parks (REIT)	3,012,800	14,528,511
IndusInd Bank Ltd. (b)	1,332,600	15,475,060
L&T Technology Services Ltd. (e)	399,690	13,351,709
Oberoi Realty Ltd. (b)	2,260,724	16,350,378
Shriram Transport Finance Co. Ltd.	1,102,752	19,544,864

TOTAL INDIA		91,428,734

Indonesia - 0.6%
PT ACE Hardware Indonesia Tbk	61,050,100	6,788,179
PT Selamat Sempurna Tbk	112,222,000	9,838,422

TOTAL INDONESIA		16,626,601

Ireland - 2.4%
Dalata Hotel Group PLC	3,147,909	12,759,284
Irish Residential Properties REIT PLC	12,360,000	21,689,245
Mincon Group PLC (c)	11,895,744	16,168,410
UDG Healthcare PLC (United Kingdom)	1,162,200	12,993,889

TOTAL IRELAND		63,610,828

Italy - 2.1%
Banca Farmafactoring SpA (e)	2,260,300	12,466,876
Banca Generali SpA	442,700	13,764,052
MARR SpA	973,227	20,290,604
Recordati SpA	166,611	8,637,590

TOTAL ITALY		55,159,122

Japan - 23.6%
Aeon Delight Co. Ltd.	627,500	16,420,617
Amano Corp.	563,800	13,090,473
Arata Corp.	678,500	29,829,515
Arcland Sakamoto Co. Ltd.	1,741,900	24,612,268
Aucnet, Inc.	379,630	4,751,491
Central Automotive Products Ltd.	374,100	9,260,980
Daiichikosho Co. Ltd.	406,900	13,984,820
DaikyoNishikawa Corp.	2,438,500	18,042,269
Daiwa Industries Ltd.	1,558,100	15,395,804
Dexerials Corp.	1,664,500	21,802,415
Dip Corp.	637,900	17,435,751
DTS Corp.	180,500	3,837,639
GMO Internet, Inc.	503,600	14,255,325
Inaba Denki Sangyo Co. Ltd.	510,000	11,904,626
Isuzu Motors Ltd.	2,268,500	21,657,358
Jm Holdings Co. Ltd.	236,500	4,612,817
Maruwa Ceramic Co. Ltd.	111,000	11,614,492
Meitec Corp.	206,100	10,802,320
Minebea Mitsumi, Inc.	853,100	18,887,192
Mitani Shoji Co. Ltd.	232,000	15,039,190
Nihon Parkerizing Co. Ltd.	1,951,000	18,942,833
Nishimoto Co. Ltd.	548,100	13,845,745
NOF Corp.	292,400	14,041,453
NSD Co. Ltd.	863,200	16,531,378
PALTAC Corp.	242,000	12,591,532
Paramount Bed Holdings Co. Ltd.	306,700	13,425,171
Park24 Co. Ltd.	781,100	14,854,658
Persol Holdings Co. Ltd.	1,705,400	31,895,352
Poletowin Pitcrew Holdings, Inc.	478,900	5,303,585
QD Laser, Inc. (b)	64,100	208,067
Renesas Electronics Corp. (b)	2,573,000	29,477,302
Roland Corp.	461,300	16,735,310
S Foods, Inc.	718,969	23,886,697
San-Ai Oil Co. Ltd.	1,721,300	17,682,169
Santen Pharmaceutical Co. Ltd.	441,700	7,299,467
SG Holdings Co. Ltd.	321,100	8,249,368
Shinsei Bank Ltd.	890,300	10,930,601
Ship Healthcare Holdings, Inc.	268,500	15,482,744
Sugi Holdings Co. Ltd.	212,800	13,997,728
TIS, Inc.	754,600	16,785,699
TKC Corp.	135,400	8,906,449
Tsuruha Holdings, Inc.	65,500	8,704,568

TOTAL JAPAN		617,015,238

Korea (South) - 0.5%
Hyundai Fire & Marine Insurance Co. Ltd.	752,216	13,384,507
Luxembourg - 1.4%
B&M European Value Retail SA	1,895,600	13,900,516
InPost SA	118,200	2,840,144
Stabilus SA	252,900	18,951,495

TOTAL LUXEMBOURG		35,692,155

Mexico - 1.3%
Credito Real S.A.B. de CV (b)	6,947,800	3,579,139
Genomma Lab Internacional SA de CV (b)	15,167,148	15,530,437
Gruma S.A.B. de CV Series B	811,200	8,906,223
Qualitas Controladora S.A.B. de CV	1,391,602	7,312,716

TOTAL MEXICO		35,328,515

Netherlands - 4.5%
AerCap Holdings NV (b)	361,372	13,818,865
Amsterdam Commodities NV	853,255	21,123,539
Arcadis NV	562,958	19,743,835
Intertrust NV (e)	753,700	11,579,502
RHI Magnesita NV	871,191	46,314,098
Van Lanschot NV (Bearer)	174,141	4,332,241

TOTAL NETHERLANDS		116,912,080

New Zealand - 0.6%
EBOS Group Ltd.	747,510	15,373,539
Norway - 0.1%
Europris ASA (e)	296,242	1,642,109
Panama - 0.6%
Intercorp Financial Services, Inc.	492,900	15,787,587
Philippines - 1.5%
Century Pacific Food, Inc.	40,266,100	14,662,021
Jollibee Food Corp.	2,088,000	7,720,300
Robinsons Land Corp.	40,225,700	15,886,055

TOTAL PHILIPPINES		38,268,376

Romania - 0.5%
Banca Transilvania SA	23,956,569	13,689,127
Singapore - 1.9%
Boustead Singapore Ltd.	12,178,312	8,113,374
Hour Glass Ltd.	13,304,580	7,862,161
HRnetgroup Ltd.	25,158,900	10,416,588
Mapletree Industrial (REIT)	4,984,516	10,769,016
Wing Tai Holdings Ltd.	9,005,500	12,880,495

TOTAL SINGAPORE		50,041,634

Spain - 2.3%
Catalana Occidente SA	369,955	12,593,297
Cie Automotive SA	623,500	16,434,404
Indra Sistemas SA (b)	1,652,100	14,575,666
Prosegur Compania de Seguridad SA (Reg.)	5,825,781	16,175,877

TOTAL SPAIN		59,779,244

Sweden - 3.0%
Dustin Group AB (e)	2,570,379	24,423,261
Granges AB	1,128,545	13,005,623
HEXPOL AB (B Shares)	1,799,400	19,735,410
John Mattson Fastighetsforetag (b)	690,600	11,570,193
Nordnet AB	523,600	8,433,943

TOTAL SWEDEN		77,168,430

Taiwan - 3.5%
International Games Systems Co. Ltd.	497,000	13,768,591
King's Town Bank	4,838,000	6,554,643
Lumax International Corp. Ltd.	4,827,600	11,219,762
Sporton International, Inc.	1,141,740	10,556,948
Test Research, Inc.	7,452,000	14,765,128
Tripod Technology Corp.	3,453,000	15,840,580
Yageo Corp.	631,000	12,930,420
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,538,000	6,342,508

TOTAL TAIWAN		91,978,580

Thailand - 0.8%
Star Petroleum Refining PCL	67,656,600	20,118,401
United Kingdom - 11.0%
Alliance Pharma PLC	17,536,994	20,808,518
Anhui Heli Co. Ltd. ELS (UBS AG London Branch Bank Warrant Program) Class A warrants 1/21/22 (b)(e)	7,556,356	15,600,021
Bodycote PLC	1,038,617	10,011,235
Bytes Technology Group PLC	1,809,400	8,924,938
Dart Group PLC	760,800	13,749,389
Dechra Pharmaceuticals PLC	70,195	3,468,167
Hyve Group PLC	7,233,042	10,138,291
Informa PLC (b)	1,836,386	12,570,557
J.D. Weatherspoon PLC (b)	1,281,600	20,211,379
John Wood Group PLC	4,879,500	19,588,945
Luxfer Holdings PLC sponsored	1,078,459	17,762,220
McColl's Retail Group PLC (b)(c)	9,402,129	3,413,817
Mears Group PLC (b)(c)	7,921,714	16,715,062
Moneysupermarket.com Group PLC	1,645,268	6,041,427
On The Beach Group PLC (e)	2,519,300	11,373,743
Reach PLC (b)	368,490	969,382
Savills PLC	1,085,200	15,656,918
Stock Spirits Group PLC	233,366	872,908
Ten Entertainment Group PLC (c)	5,588,511	15,697,052
Ultra Electronics Holdings PLC	522,681	14,301,543
Victrex PLC	377,100	12,111,063
Vistry Group PLC	1,477,497	17,065,629
Volution Group PLC (b)	4,968,442	19,877,931

TOTAL UNITED KINGDOM		286,930,135

TOTAL COMMON STOCKS
(Cost $2,129,105,148)		2,522,366,044

Money Market Funds - 4.4%
Fidelity Cash Central Fund 0.09% (f)	106,450,056	106,471,346
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	9,026,308	9,027,210
TOTAL MONEY MARKET FUNDS
(Cost $115,493,797)		115,498,556
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $2,244,598,945)		2,637,864,600
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(25,133,133)
NET ASSETS - 100%		$2,612,731,467

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $166,154,114 or 6.4% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,204
Fidelity Securities Lending Cash Central Fund	16,230
Total	$41,434

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Genesis Land Development Corp.	$3,120,627	$--	$--	$293,303	$--	$1,477,652	$4,598,279
McColl's Retail Group PLC	2,550,109	--	72,312	--	(666,725)	1,602,745	3,413,817
Mears Group PLC	9,949,193	1,297,821	--	--	--	5,468,048	16,715,062
Mincon Group PLC	12,191,853	--	--	--	--	3,976,557	16,168,410
Servcorp Ltd.	10,031,922	182,557	--	--	--	2,554,404	12,768,883
Ten Entertainment Group PLC	9,701,487	--	--	--	--	5,995,565	15,697,052
Total	$47,545,191	$1,480,378	$72,312	$293,303	$(666,725)	$21,074,971	$69,361,503

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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